G.1.a.vi 062 Putnam Tax Exempt Money Market Fund 9/30/18

Putnam Tax Exempt Money Market Fund was liquidated in March
2016 and as a result, did not have a LEI available for the funds 9/30/18 NCEN filing. A LEI has subsequently been obtained and the fund is filing a Form NCEN-NT on 12/18/18.